Summary of Significant Accounting Policies (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

Significant Accounting Policies

Billtrust’s significant accounting policies are discussed in the audited financial statements included in the Company’s Form 8-K/A filed with the Securities and Exchange Commission (“SEC”) on March 24, 2021.

Emerging Growth Company

As an emerging growth company (“EGC”), the Jumpstart Our Business Startups Act (“JOBS Act”) allows the company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are applicable to private companies. The Company has elected to use the extended transition period under the JOBS Act until such time the Company is not considered to be an EGC. The adoption dates are discussed below to reflect this election.

Basis of Presentation

The accompanying condensed consolidated financial statements have been prepared using accounting principles generally accepted in the United States (“US GAAP”) and regulations of the SEC regarding interim financial reporting. Accordingly, certain information and note disclosures normally included in the financial statements prepared in accordance with US GAAP have been condensed or omitted pursuant to such rules and regulations. The accompanying condensed consolidated financial statements for periods ended prior to January 12, 2021 reflect Billtrust and its capital structure prior to the Business Combination, and do not reflect New Billtrust or SMMC.

The condensed consolidated balance sheet as of December 31, 2020, included herein, was derived from the audited financial statements as of that date, but does not include all disclosures including certain notes required by US GAAP on an annual reporting basis. In the opinion of management, the accompanying unaudited condensed consolidated financial statements reflect all normal recurring adjustments necessary to present fairly the financial position, results of operations, comprehensive loss and cash flows for the interim periods, but are not necessarily indicative of the results to be expected for the full fiscal year or any other period.

COVID-19

In March 2020, the United States (U.S.) declared a State of National Emergency due to the COVID-19 outbreak. In addition, many jurisdictions in the U.S. have limited, and are considering to further limit, social mobility and gathering. Many business establishments have closed due to restrictions imposed by the government and many governmental authorities have closed most public establishments. Some of our customers have been, and may continue to be, negatively impacted by the shelter-in-place and other similar state and local orders, the closure of manufacturing sites and country borders, and the increase in unemployment. The COVID-19 pandemic has caused us to modify our business practices (including employee travel and cancellation of physical participation in meetings, events and conferences), all of our employees are currently working remotely, and we may take further actions as may be required by government authorities or that we determine are in the best interests of our employees, partners, and customers. The extent of this business disruption on our operational and financial performance will depend on these developments and the duration and spread of the outbreak, all of which are uncertain and cannot be predicted. The Company has previously implemented certain cost savings measures, some of which have ended and others are continuing, such as restricted travel and reduced discretionary spend in certain areas and will continue to monitor and adjust accordingly.

On March 27, 2020, President Trump signed into law the “Coronavirus Aid, Relief, and Economic Security (CARES) Act.” The CARES Act, among other things, includes provisions relating to refundable payroll tax credits, deferment of employer side social security payments, net operating loss carryback periods, alternative minimum tax credit refunds, modifications to the net interest deduction limitations, increased limitations on qualified charitable contributions, technical corrections to tax depreciation methods for qualified improvement property, and appropriate of funds for the SBA Paycheck Protection Program. The Company, through its outsourced payroll provider, has elected to defer employer side social security payments effective as of April 2020, and expects to pay in the next year, the amount due for 2020 of approximately $2,309, which is included in Accrued Expenses and Other in the accompanying condensed consolidated balance sheets as of March 31, 2021 and December 31, 2020, respectively. We continue to assess the impact that COVID-19 may have on our business. Although we saw a decline in certain transaction revenues during the second quarter of 2020, we are unable to determine the ultimate impact that the CARES Act, and/or COVID-19 will have on our future financial condition, results of operations, or liquidity.

Use of Estimates

The preparation of the condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the financial statements and accompanying notes. Estimates include, but are not limited to, revenue recognition, allowances for doubtful accounts, recoverability of deferred tax assets, determining the fair value associated with acquired assets and liabilities including deferred revenue, intangible asset and goodwill impairment, contingent consideration liabilities, stock based compensation and certain other of the Company’s accrued liabilities. The Company bases its estimates on historical experience, known trends, and other market specific or other relevant factors that it believes to be reasonable under the circumstances. On an ongoing basis, management evaluates its estimates, as there are changes in circumstances, facts and experience. Changes in estimates are recorded in the period in which they become known. Actual results may differ from those estimates or assumptions.

Due to the COVID-19 global pandemic, the global economy and financial markets have been disrupted and there is a significant amount of uncertainty about the length and severity of the consequences caused by the pandemic. The Company has considered information available to it as of the date of issuance of these financial statements and has not experienced any significant impact to its estimates and assumptions as a result of the COVID-19 pandemic. On an ongoing basis, the Company will continue to closely monitor the COVID-19 impact on its estimates and assumptions.

Revenue Recognition

The Company determines revenue recognition through the following five-step framework:

1.	Identification of the contract, or contracts, with a customer;

2.	Identification of the performance obligations in the contract;

3.	Determination of the transaction price;

4.	Allocation of the transaction price to the performance obligations in the contract; and

5.	Recognition of revenue when, or as, the Company satisfies a performance obligation

The following is a description of principal activities from which the Company generates revenue, as well as a further breakdown of the components of subscription, transaction and services revenues for the three months ended March 31, 2021 and 2020:

	2021	2020
Subscription and transaction fees	$30,183	$23,125
Services and other	2,936	1,399
Subscription, transaction and services	$33,119	$24,524

Subscription and Transaction Fee Revenue

Subscription and transaction fee revenue is derived primarily from a hosted software as a service (SaaS) platform that enables billings and payment processing on behalf of customers. The Company’s services are billed on a subscription basis monthly, quarterly or annually. Transaction fees for certain services are billed monthly based on the volume of items processed each month at a contractual rate per item processed.

Hosted solutions are provided without licensing perpetual rights to the software. The hosted solutions are integral to the overall service arrangement and are billed as a subscription fee as part of the overall service agreement with the customer. Subscription fees from hosted solutions are recognized monthly over the customer agreement term beginning on the date the Company’s solution is made available to the customer.

Transaction revenue is recognized concurrent with processing of the related transactions by the Company, which is when revenue is earned. The customer simultaneously receives and consumes the benefits as the Company performs. Transaction fees include per-item processing fees charged at contracted rates based on the number of invoices delivered or payments processed.

Services

Fees associated with upfront services represent a material right under ASC 606 as customers do not incur such fees in subsequent contract terms, and therefore they are considered to be at a discount compared to the initial contract period. Any revenues related to upfront implementation services for new customers or new products for existing customers are recognized ratably over the estimated period of the customer relationship, which is estimated to be five years other than for customer relationships from acquisitions which range from two to four years. Amounts that have been invoiced are recorded in accounts receivable and deferred revenues or revenues, depending on when the services are fulfilled.

In addition to implementation fees, professional services fees also include consulting services provided to customers on a time and materials basis. Revenues from consulting services are recognized as the services are completed based on their standalone value, and costs associated with short term services contracts are deferred and recognized with the corresponding revenue when services are completed.

Significant Judgements

The Company determines standalone selling price (“SSP”) for all material performance obligations using observable inputs, such as the price of subsequent years of the contract, standalone sales and historical contract pricing. Some customers have the option to purchase additional subscription or transaction services at a stated price. These options are evaluated on a case-by-case basis but generally do not provide a material right as they are priced within a range of prices provided to other customers for the same products and, as such, would not result in a separate performance obligation.

When the timing of revenue recognition differs from the timing of invoicing, i.e. Implementation services, the Company uses judgment to determine whether the contract includes a significant financing component requiring adjustment to the transaction price. Various factors are considered in this determination including the duration of the contract, payment terms, and other circumstances. Generally, the Company determined that contracts related to upfront Implement services do not include a significant financing component. The Company applies the practical expedient for instances where, at contract inception, the expected timing difference between when promised goods or services are transferred and associated payment will be one year or less.

Reimbursable costs

The Company records reimbursable costs, consisting of postage on a gross basis, since the goods or services giving rise to the reimbursable costs do not transfer a good or service to the customer. Rather, the goods or services are used or consumed by the Company in fulfilling its performance obligation to the customer. Corresponding expenses are recorded on an accrual basis and the costs are allocated based on specific types of postage to customers, but cannot specifically identify each postage invoice to specific customers. Because the cost of such revenue is equal to the revenue, it does not impact loss from operations or net loss.

Sales tax and other

The Company accounts for sales and other related taxes, as well as expenses associated with interchange on credit card transactions from third party card issuers or financial institutions which are a pass through cost, on a net basis, excluding such amounts from revenue. For expenses associated with interchange transactions, the Company has determined that it is acting as an agent with respect to these payment authorization services, based on the following factors: (1) the Company has no discretion over which card issuing bank will be used to process a transaction and is unable to direct the activity of the merchant to another card issuing bank, and (2) interchange and card network rates are pre-established by the card issuers or financial institutions, and the Company has no latitude in determining these fees. Therefore, revenue allocated to the payment authorization performance obligation is presented net of interchange and card network fees paid to the card issuing banks and financial institutions, respectively, for all periods presented.

Deferred Revenue

Amounts billed to clients in excess of revenue earned are recorded as deferred revenue liability. Deferred revenue as of March 31, 2021 and December 31, 2020 relates primarily to implementation fees for new customers or new services, which are being recognized ratably over the estimated term of the customer relationship, which is generally five years for the Company’s core billing and payments and cash application services, and two to four years for other services related to acquisitions in 2018 and 2019; as well as fees received to store billing data and annual maintenance service agreements, which are both being recognized ratably over the term of the service period.

Deferred Commissions

Commissions are recorded when earned and are included as a component of sales and marketing expense. Commission costs can be associated specifically with subscription and professional services arrangements. Commissions earned by the Company’s sales personnel are considered incremental and recoverable costs of obtaining a contract with a customer. Commission costs are deferred and then amortized over a period of benefit of four to five years. The Company determined the period of benefit by taking into consideration its past experience with customers and the average customer life of acquired customers (four years, compared to five years for all remaining customers), future cash flows expected from customers, industry peers and other available information.

Commissions are earned by sales personnel upon the execution of the sales contract by the customer. Substantially all sales commissions are generally paid at one of three points: (i) upon execution of a customer contract, (ii) when a customer completes implementation and training processes or commences usage based volume, or (iii) after a period of time from three to twelve months thereafter. Commissions associated with subscription-based arrangements are typically earned when a customer order is received and when the customer is billed for the underlying contractual period. Commissions associated with professional services are typically earned in the month that services are rendered.

The Company capitalized commission costs of $712 and amortized $747 to sales and marketing expense in the accompanying statements of operations during the three months ended March 31, 2021, in addition to commissions which were expensed as incurred related to the achievement of quotas or other performance obligations. As of March 31, 2021 and December 31, 2020 the Company had approximately $2,490 and $2,431 of current deferred commissions for amounts expected to be recognized in the next 12 months, $5,139 and $5,233 of noncurrent deferred commissions for amounts expected to be recognized thereafter.

Cash and Cash Equivalents

The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents. The carrying value of these instruments approximates their fair value. At March 31, 2021 and December 31, 2020, the Company’s cash equivalents consisted primarily of money market funds.

Short-term investments

The Company’s investments at March 31, 2021 consist of certificates of deposit with a financial institution, with a maturity date of twenty four months or less at the time of purchase. Management determines the appropriate classification of investments at the time of purchase and re-evaluates such designation as of each balance sheet date. Investments are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. Held-to-maturity securities are stated at amortized cost, adjusted for amortization of premiums and accretion of discounts to maturity, with related amortization is included in interest income, although no such amounts were held for the period ended March 31, 2021. Interest on securities classified as held-to-maturity is included in interest income.

Investments are impaired when a decline in fair value is judged to be other-than-temporary. The Company evaluates an investment for impairment by considering the length of time and extent to which market value has been less than cost or amortized cost, the financial condition and near-term prospects of the issuer as well as specific events or circumstances that may influence the operations of the issuer and the Company’s intent to sell the security or the likelihood that it will be required to sell the security before recovery of the entire amortized cost. Once a decline in fair value is determined to be other-than-temporary, an impairment charge is recorded to other income (expense) and a new costs basis in the investment is established.

The Company uses the specific identification method to determine the cost basis of securities sold. The carrying value of these instruments approximates their fair value.

Customer Funds

In connection with providing electronic invoice presentment and payment facilitation services for its customers, the Company may receive client funds via Automated Clearing House (“ACH”) payment to the Company’s cash accounts at its contracted financial institution. The contractual agreements with the Company’s customers stipulate a period of up to three days for processing ACH returns and obligate the customer to reimburse the Company for returned payments. Timing differences in customer deposits into and disbursements from the Company’s separate cash account results in a balance of funds to be remitted to customers, which is reflected as customer funds payable in the accompanying Balance Sheets.

Customer Postage Deposits

The Company requires its customers to maintain a minimum level of postage deposits on account. Customer postage deposits are presented as a liability in the accompanying Balance Sheets and generally do not change unless customer postage usage significantly changes, new customers are added, or existing customers cancel services.

Accrued Expenses and Other

Accrued expenses includes items such as vendor invoices which have not been received as well as other payroll, bonus and related items, which are expected to be paid in the subsequent twelve months.

Offering Costs

The Company complies with the requirements of the ASC 340-10-S99-1. Offering costs of $2,845 were accrued and deferred as of December 31, 2020 and consisted principally of professional, printing, filing, regulatory and other costs that were charged to additional paid-in capital upon completion of the business combination.

Recent Accounting Pronouncements

Accounting pronouncements issued and adopted

 In November 2019, the Financial Accounting Standards Board (“FASB”) Issued ASU 2019-08, Compensation - Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting, which requires share-based payment awards granted to a customer to be measured and classified in accordance with Topic 718. Accordingly, the amount that will be recorded as a reduction in the transaction price should be based on the grant-date fair value of the share-based payment award. As an emerging growth company, ASU 2019-08 may be adopted by the Company effective in fiscal years beginning after December 15, 2019, and interim periods within annual periods beginning after December 15, 2020; however, early adoption is permitted. This new guidance will be effective for the Company for annual reporting period beginning January 1, 2021 and interim periods beginning January 1, 2022. The new guidance was adopted by the Company effective January 1, 2021 and did not have a material impact on its consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, “Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40)” to simplify the accounting for convertible instruments by eliminating large sections of the existing guidance and eliminating several triggers for derivative accounting, including a requirement to settle certain contracts by delivering registered shares. This update is effective for fiscal years beginning after December 15, 2021, including interim periods within those years, and early adoption is permitted for years beginning after December 15, 2020. The new guidance was adopted by the Company effective January 1, 2021 and did not impact its consolidated financial statements.

Accounting pronouncements issued but not yet adopted

In February 2016, the FASB issued Accounting Standards Update 2016-02, Leases (“Topic 842”) which outlines a comprehensive lease accounting model and supersedes the current lease guidance. The new guidance requires lessees to recognize almost all of their leases on the balance sheet by recording a lease liability and corresponding right-of-use assets for all leases with lease terms greater than 12 months. It also changes the definition of a lease and expands the disclosure requirements of lease arrangements. As per the latest ASU 2020-05, issued by FASB, the entities who have not yet issued or made available for issuance the financial statements as of June 3, 2020 can defer the new guidance for one year, thus the Company expects to adopt this guidance for the annual reporting period beginning January 1, 2022, and interim reporting periods within annual reporting period beginning January 1, 2023, and will require application of the new accounting guidance at the beginning of the earliest comparative period presented in the year of adoption, although it may be required to adopt this guidance effective for the year ended December 31, 2020. The Company is in the process of evaluating the impact that the pronouncement will have on its consolidated financial statements.

In June 2016, FASB issued ASU 2016-13 Financial Instruments - Credit Losses (Topic 326) Measurement of Credit Losses on Financial Instruments. ASU 2016-13 requires an entity to utilize a new impairment model known as the current expected credit loss (“CECL”) model to estimate its lifetime “expected credit loss” and record an allowance that, when deducted from the amortized cost basis of the financial asset, presents the net amount expected to be collected on the financial asset. The CECL model is expected to result in more timely recognition of credit losses. ASU 2016-13 also requires new disclosures for financial assets measured at amortized cost, loans and available-for-sale debt securities. As per the latest ASU 2020-02, FASB deferred the timelines for certain small public and private entities, thus the new guidance will be adopted by the Company for the annual reporting period beginning January 1, 2023, including interim periods within that annual reporting period. The standard will apply as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is adopted. The Company is in the process of evaluating the impact of the adoption of ASU 2016-13 on the its consolidated financial statements and disclosures.

In January 2017, the FASB issued ASU No. 2017-04, “Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment” which simplifies the accounting for goodwill impairment by removing Step 2 of the goodwill impairment test and requires an entity to write down the carrying value of goodwill up to the amount by which the carrying amount of a reporting unit exceeds its fair value. The standard is effective for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years and early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company is currently evaluating the impact of this standard on its consolidated financial statements.

 In August 2018, the FASB issued ASU 2018-15, “Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that Is a Service Contract,” which aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). This new guidance will be effective for the Company for annual reporting period beginning January 1, 2021 and interim periods beginning January 1, 2022. The Company is currently evaluating the impact that the pronouncement will have on its consolidated financial statements.

In December 2019, the FASB issued Accounting Standards Update (“ASU”) 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes.” The ASU is intended to simplify various aspects related to accounting for income taxes. The Company is expecting to adopt the guidance from annual periods beginning after December 15, 2021 and interim period beginning December 15, 2022. The Company is currently evaluating the impact that the pronouncement will have on its consolidated financial statements.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies used in the preparation of the accompanying financial statements.

Emerging Growth Company

As an emerging growth company (“EGC”), the Jumpstart Our Business Startups Act (“JOBS Act”) allows the company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are applicable to private companies. The Company has elected to use the extended transition period under the JOBS Act until such time the Company is not considered to be an EGC. The adoption dates are discussed below to reflect this election.

Liquidity

For the year ended December 31, 2020, the Company incurred a net loss of $(17,027) and used cash in operations of $(217). As of December 31, 2020, the Company had cash of $14,642 and an accumulated deficit of $(144,877). During 2020, the Company refinanced its existing Credit Agreement with third party lenders in a new Financing Agreement consisting of a $45 million term loan and the ability to borrow an additional $27.5 million with a maturity date in January 2025. Based on the Company’s business plan, existing cash resources, and the business combination that closed in January 2021 (Note 15), the Company expects to satisfy its working capital requirements for at least the next 12 months after the date that these financial statements are issued.

Basis of Presentation

The preparation of the financial statements have been prepared using accounting principles generally accepted in the United States (“US GAAP”). The accompanying financial statements reflect Billtrust and its capital structure prior to the Business Combination, and do not reflect New Billtrust or SMMC.

COVID-19

 In March 2020, the United States (U.S.) declared a State of National Emergency due to the COVID-19 outbreak. In addition, many jurisdictions in the U.S. have limited, and are considering to further limit, social mobility and gathering. Many business establishments have closed due to restrictions imposed by the government and many governmental authorities have closed most public establishments. Some of our customers have been, and may continue to be, negatively impacted by the shelter-in-place and other similar state and local orders, the closure of manufacturing sites and country borders, and the increase in unemployment. The COVID-19 pandemic has caused us to modify our business practices (including employee travel and cancellation of physical participation in meetings, events and conferences), all of our employees are currently working remotely, and we may take further actions as may be required by government authorities or that we determine are in the best interests of our employees, partners, and customers. The extent of this business disruption on our operational and financial performance will depend on these developments and the duration and spread of the outbreak, all of which are uncertain and cannot be predicted. The Company has implemented certain cost savings measures including lowering our fixed compensation costs, restricted travel spend, reduced discretionary events and purchases and will continue to monitor and adjust accordingly.

On March 27, 2020, President Trump signed into law the “Coronavirus Aid, Relief, and Economic Security (CARES) Act.” The CARES Act, among other things, includes provisions relating to refundable payroll tax credits, deferment of employer side social security payments, net operating loss carryback periods, alternative minimum tax credit refunds, modifications to the net interest deduction limitations, increased limitations on qualified charitable contributions, technical corrections to tax depreciation methods for qualified improvement property, and appropriate of funds for the SBA Paycheck Protection Program. The Company, through its outsourced payroll provider, has elected to defer employer side social security payments effective as of April 2020, and expects to pay in 2021, the amount due for 2020 of approximately $2,309, which is included in Accrued Expenses and Other in the accompanying balance sheet as of December 31, 2020. We continue to assess the impact that COVID-19 may have on our business. Although we saw a decline in certain transaction revenues during the second quarter of 2020, we are unable to determine the impact that the CARES Act, and/or COVID-19 will have on our future financial condition, results of operations, or liquidity.

Use of Estimates

The preparation of the financial statements in conformity with US GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the financial statements and accompanying notes. Estimates include, but are not limited to, revenue recognition, allowances for doubtful accounts, recoverability of deferred tax assets, determining the fair value associated with acquired assets and liabilities including deferred revenue, intangible asset and goodwill impairment, contingent consideration liabilities, stock based compensation and certain other of the Company’s accrued liabilities. The Company bases its estimates on historical experience, known trends, and other market specific or other relevant factors that it believes to be reasonable under the circumstances. On an ongoing basis, management evaluates its estimates, as there are changes in circumstances, facts and experience. Changes in estimates are recorded in the period in which they become known. Actual results may differ from those estimates or assumptions.

Due to the COVID-19 global pandemic, the global economy and financial markets have been disrupted and there is a significant amount of uncertainty about the length and severity of the consequences caused by the pandemic. The Company has considered information available to it as of the date of issuance of these financial statements and has not experienced any significant impact to its estimates and assumptions as a result of the COVID-19 pandemic. On an ongoing basis, the Company will continue to closely monitor the COVID-19 impact on its estimates and assumptions.

Revenue Recognition

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (FASB ASC Topic 606 or “ASC 606”), which supersedes the existing revenue recognition requirements under US GAAP and requires entities to recognize revenue when performance obligations have been satisfied by transferring control of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. It also requires increased disclosures. In addition, ASU 2014-09 also includes subtopic ASC 340-40, Other Assets and Deferred Costs – Contracts with Customers, (“ASC 340-40”), which provides guidance on accounting for certain revenue related costs including costs associated with obtaining and fulfilling a contract, discussed further below.

On January 1, 2019, the Company adopted ASC 606 and ASC 340-40, applying the modified retrospective method to all contracts that were not completed as of January 1, 2019. Results for reporting periods beginning after January 1, 2019 are presented under ASC 606, while prior period amounts are not adjusted and continue to be reported under the accounting standards in effect for the prior period. Upon adoption, the Company selected the cumulative effect transition method, which had no impact on revenues, but did impact commissions expenses as further described below in the Deferred Commissions section. The Company recorded a net increase to opening retained earnings of approximately $1,908 as of January 1, 2019 due to the cumulative impact of adopting ASC 340-40 and a corresponding increase to the amount of prepaid commissions on the balance sheet. There was not a material impact to revenues for the year ended December 31, 2019 as a result of adopting ASC 606.

The Company determines revenue recognition through the following five-step framework:

1.	Identification of the contract, or contracts, with a customer;
2.	Identification of the performance obligations in the contract;
3.	Determination of the transaction price;
4.	Allocation of the transaction price to the performance obligations in the contract; and
5.	Recognition of revenue when, or as, the Company satisfies a performance obligation

The following is a description of principal activities from which the Company generates revenue, as well as a further breakdown of the components of subscription, transaction and services revenues for each year ended December 31:

	2020	2019	2018
Subscription and transaction fees	$99,609	$89,476	$74,725
Services and other	8,960	6,984	4,846
Subscription, transaction and services	$108,569	$96,460	$79,571

Subscription and Transaction Fee Revenue

Subscription and Transaction Fee revenue is derived primarily from a hosted software as a service (SaaS) platform that enables billings and payment processing on behalf of customers. The Company’s services are billed on a subscription basis monthly, quarterly or annually. Transaction fees for certain services are billed monthly based on the volume of items processed each month at a contractual rate per item processed.

Hosted solutions are provided without licensing perpetual rights to the software. The hosted solutions are integral to the overall service arrangement and are billed as a subscription fee as part of the overall service agreement with the customer. Subscription fees from hosted solutions are recognized monthly over the customer agreement term beginning on the date the Company’s solution is made available to the customer.

Transaction revenue is recognized concurrent with processing of the related transactions by the Company, which is when revenue is earned. The customer simultaneously receives and consumes the benefits as the Company performs. Transaction fees include per-item processing fees charged at contracted rates based on the number of invoices delivered or payments processed.

Services

Fees associated with upfront services represent a material right under ASC 606 as customers do not incur such fees in subsequent contract terms, and therefore they are considered to be at a discount compared to the initial contract period. Any revenues related to upfront implementation services for new customers or new products for existing customers are recognized ratably over the estimated period of the customer relationship, which is estimated to be five years other than for customer relationships from acquisitions which range from two to four years. Amounts that have been invoiced are recorded in accounts receivable and deferred revenues or revenues, depending on when the services are fulfilled.

In addition to implementation fees, professional services fees also include consulting services provided to customers on a time and materials basis. Revenues from consulting services are recognized as the services are completed based on their standalone value, and costs associated with short term services contracts are deferred and recognized with the corresponding revenue when services are completed. During 2019, the Company recognized other revenue of $1,200 related to a perpetual license granted to a customer for a one-time legacy software platform.

Significant Judgements

The Company determines standalone selling price (“SSP”) for all material performance obligations using observable inputs, such as the price of subsequent years of the contract, standalone sales and historical contract pricing. Some customers have the option to purchase additional subscription or transaction services at a stated price. These options are evaluated on a case-by-case basis but generally do not provide a material right as they are priced within a range of prices provided to other customers for the same products and, as such, would not result in a separate performance obligation.

When the timing of revenue recognition differs from the timing of invoicing, i.e. Implementation services, the Company uses judgment to determine whether the contract includes a significant financing component requiring adjustment to the transaction price. Various factors are considered in this determination including the duration of the contract, payment terms, and other circumstances. Generally, the Company determined that contracts related to upfront implementation services do not include a significant financing component. The Company applies the practical expedient for instances where, at contract inception, the expected timing difference between when promised goods or services are transferred and associated payment will be one year or less.

Reimbursable costs

The Company records reimbursable costs, consisting of postage, on a gross basis, since the goods or services giving rise to the reimbursable costs do not transfer a good or service to the customer. Rather, the goods or services are used or consumed by the Company in fulfilling its performance obligation to the customer. Corresponding expenses are recorded on an accrual basis and the costs are allocated based on specific types of postage to customers, but cannot specifically identify each postage invoice to specific customers. Because the cost of such revenue is equal to the revenue, it does not impact loss from operations or net loss.

Sales tax and other

The Company accounts for sales and other related taxes, as well as expenses associated with interchange on credit card transactions from third party card issuers or financial institutions which are a pass through cost, on a net basis, excluding such amounts from revenue. For expenses associated with interchange transactions, the Company has determined that it is acting as an agent with respect to these payment authorization services, based on the following factors: (1) the Company has no discretion over which card issuing bank will be used to process a transaction and is unable to direct the activity of the merchant to another card issuing bank, and (2) interchange and card network rates are pre-established by the card issuers or financial institutions, and the Company has no latitude in determining these fees. Therefore, revenue allocated to the payment authorization performance obligation is presented net of interchange and card network fees paid to the card issuing banks and financial institutions, respectively, for all periods presented.

Deferred Revenue

Amounts billed to clients in excess of revenue earned are recorded as deferred revenue liability. Deferred revenue as of December 31, 2020, 2019 and 2018 relates primarily to implementation fees for new customers or new services, which are being recognized ratably over the estimated term of the customer relationship, which is generally five years for the Company’s core billing and payments and cash application services, and two to four years for other services related to acquisitions in 2019 and 2020; as well as fees received to store billing data and annual maintenance service agreements, which are both being recognized ratably over the term of the service period. The table below shows significant changes in the total current and long-term deferred revenue during the year ended December 31, 2020.

Ending balance December 31, 2019	$25,068
Amounts invoiced but not recognized	54,837
Revenue recognized	(50,149)
Ending balance December 31, 2020	$29,756

Deferred Commissions

Commissions are recorded when earned and are included as a component of sales and marketing expense. Commission costs can be associated specifically with subscription and professional services arrangements. Commissions earned by the Company’s sales personnel are considered incremental and recoverable costs of obtaining a contract with a customer. Prior to the adoption of ASC 606 and the related ASC 340-40, commissions were generally expensed over the first year of services commencing with the date a customer’s recurring revenues were invoiced. Upon adoption of ASC 606, commission costs are deferred and then amortized over a period of benefit of four to five years. The Company determined the period of benefit by taking into consideration its past experience with customers and the average customer life of acquired customers (four years, compared to five years for all remaining customers), future cash flows expected from customers, industry peers and other available information.

Commissions are earned by sales personnel upon the execution of the sales contract by the customer Substantially all sales commissions are generally paid at one of three points: (i) upon execution of a customer contract, (ii) when a customer completes implementation and training processes or commences usage based volume, or (iii) after a period of time from three to twelve months thereafter. Commissions associated with subscription-based arrangements are typically earned when a customer order is received and when the customer is billed for the underlying contractual period. Commissions associated with professional services are typically earned in the month that services are rendered.

Capitalized commission costs amortized to sales and marketing expense in the accompanying statements of operations and comprehensive loss during the years ended December 31, 2020 and 2019, was $2,111 and $1,700, respectively, in addition to commissions which were expensed as incurred related to the achievement of quotas or other performance obligations. As of December 31, 2020, the Company had approximately $2,431 of current deferred commissions for amounts expected to be recognized in the next 12 months, and $5,233 of deferred commissions for amounts expected to be recognized thereafter. As of December 31, 2019, the Company had approximately $1,912 of current deferred commissions for amounts expected to be recognized in the next twelve months, and $4,594 of non-current deferred commissions costs for amounts expected to be recognized thereafter.

Fair Value of Financial Instruments

The Company utilizes fair value measurements when required. The carrying amounts of cash and cash equivalents, accounts receivable, net, other current assets, other assets, accounts payable, accrued expenses, other long term liabilities and other, and outstanding balances on the Company’s credit facility and related accrued interest expense approximate fair value as of December 31, 2020 and 2019 due to the short-term nature of those instruments. The fair value for the outstanding balances under the credit facility utilizes the interest rates the Company believes it could obtain for borrowings with similar terms. See Note 5 for a discussion of the determination of fair value for the reported amounts of the Company’s short-term investments and contingent consideration on acquisition.

Warrants

The Company accounts for warrants to acquire Series C preferred stock, as derivative instruments in accordance with FASB ASC 815-40, Derivative and Hedging – Contracts in Entity’s Own Equity. These warrants are issued to a former lender related to a prior credit agreement, at an exercise price of $1.91 per share. As such, our derivative liabilities are initially measured at fair value on the contract date and are subsequently re-measured to fair value at each reporting date. The Company determined the value of warrants using a Black-Scholes pricing model. The fair value of the derivative liability amounted to $1,172 and $246 as of December 31, 2020 and 2019 respectively (see Note 8 and Note 15). The Company records the change in estimated fair value as non-cash adjustments within Other expense, net, in the Company’s accompanying Statements of Operations (see Note 5).

Cash and Cash Equivalents

The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents. The carrying value of these instruments approximates their fair value. At December 31, 2020 and 2019, the Company’s cash equivalents consisted primarily of money market funds.

Customer Funds

In connection with providing electronic invoice presentment and payment facilitation services for its customers, the Company may receive client funds via Automated Clearing House (“ACH”) payment to the Company’s cash accounts at its contracted financial institution. The contractual agreements with the Company’s customers stipulate a period of up to 3 days for processing ACH returns and obligate the customer to reimburse the Company for returned payments. Timing differences in customer deposits into and disbursements from the Company’s separate cash account results in a balance of funds to be remitted to customers, which is reflected as customer funds payable in the accompanying Balance Sheets.

Customer Postage Deposits

The Company requires its customers to maintain a minimum level of postage deposits on account. Customer postage deposits are presented as a liability in the accompanying Balance Sheets and generally do not change unless customer postage usage significantly changes, new customers are added, or existing customers cancel services.

Concentrations of Credit Risk

The Company maintains its deposits of cash and cash equivalent balances, restricted cash and customer funds with high-credit quality financial institutions. The Company’s cash and cash equivalent balances, restricted cash and customer funds may exceed federally insured limits.

The Company’s accounts receivable are reported in the accompanying Balance Sheets net of allowances for uncollectible accounts. The Company believes that the concentration of credit risk with respect to accounts receivable is limited due to the large number of companies and diverse industries comprising the customer base. On-going credit evaluations are performed, generally with a focus on new customers or customers with whom the Company has no prior collections history, and collateral is generally not required. The Company maintains reserves for potential losses based on customer specific situations as well as on historic experience and such losses, in the aggregate, have not exceeded management’s expectations. For the years ended December 31, 2020, 2019 and 2018, there were no customers that individually accounted for 10% or greater of revenues or accounts receivable.

Accounts Receivable, net

The Company extends credit to its customers in the normal course of business. Trade accounts receivables are recorded at the invoice price. The Company carries its accounts receivable at net realizable value. The Company maintains an allowance for doubtful accounts to reserve for potentially uncollectible trade receivables. Bad debt is provided under the allowance method based on historical experience and management’s periodic evaluation of outstanding accounts receivable for each individual customer. The evaluation is based on a past history of collections, current credit conditions, the length of time the account is past due and a past history of write-downs. Actual results could differ from these estimates. Receivables are charged against their respective allowance accounts when deemed to be uncollectible.

Deferred Implementation and Other Costs

For those arrangements in which implementation revenue is deferred and the Company determines that the direct costs of services are recoverable, such costs are deferred and subsequently expensed over the period the related implementation revenue is recognized, generally five years. For those arrangements for short term professional services statements of work (SOW’s) that are accounted for under contract accounting, the Company defers all direct costs allocable to the arrangement until the work is completed at which time the revenue and related expenses are recognized. Any losses would be recognized at the time such loss is known. All such amounts are included in the cost of subscription, transaction fees and services revenue in the accompanying statements of operations and comprehensive loss.

Capitalized implementation costs amortized to cost of subscription, transaction and services expense in the accompanying statements of operations and comprehensive loss during the years ended December 31, 2020 and 2019, was $5,774 and $6,108, respectively. As of December 31, 2020, the Company had approximately $2,287 of current deferred implementation costs for amounts expected to be recognized in the next twelve months, and $3,444 of non-current deferred implementation costs for amounts expected to be recognized thereafter. As of December 31, 2019, the Company had approximately $2,839 of current deferred implementation costs for amounts expected to be recognized in the next twelve months, and $3,293 of non-current deferred implementation costs for amounts expected to be recognized thereafter.

Inventory

Inventory is comprised primarily of paper and envelope stocks. Inventories are stated at the lower of cost or net realizable value. Cost for substantially all of the Company’s inventories is determined on a specific identification or first-in, first-out basis. The Company periodically assesses the need for obsolescence provisions and determined that no obsolescence provision was necessary at December 31, 2020 and 2019. The inventory balance is included in other current assets in the accompanying Balance Sheets and amounted to $739 and $763 at December 31, 2020 and 2019, respectively.

Property and Equipment, net

Property and equipment are stated at cost, net of accumulated amortization and depreciation. Leasehold improvements are amortized over the lesser of their estimated useful lives or the term of the related lease. Amortization of equipment held under capital leases is included in depreciation expense. The cost of additions and expenditures that extend the useful lives of existing assets are capitalized, while repairs and maintenance costs are charged to expense as incurred. Amortization and depreciation are recorded on a straight-line basis over the estimated useful lives or depreciation periods of the assets as follows:

Assets held under capital leases – computer, print and mail equipment	3-5 years
Computer, print and mail equipment	3-5 years
Furniture and fixtures	3-15 years
Software	3 years
Vehicles	5 years
Leasehold improvements	Lesser of estimated useful life or the term of the related lease

Impairment of Long-Lived Assets

Long-lived assets, such as property, equipment and definite lived intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset. Intangible assets with estimable useful lives are amortized over their respective estimated useful lives. There were no indicators of impairment of long-lived assets, including definite-lived intangible assets, for the years ended December 31, 2020, 2019 and 2018.

Goodwill and Other Intangible Assets, net

 Goodwill represents the amount by which the purchase price exceeds the fair value of identifiable tangible and intangible assets and liabilities acquired in a purchase business combination. The Company accounts for its goodwill and other intangible assets under FASB ASC Topic 350 Intangibles - Goodwill and Other. Goodwill and intangible assets acquired in a purchase business combination and determined to have an indefinite useful life are not amortized, but instead are tested for impairment at least annually as of October 1st of each year or whenever events or changes in circumstances indicate that the carrying value amount of these assets might not be fully recoverable. For goodwill, impairment is assessed at the reporting unit level. A reporting unit is defined as an operating segment or a component of an operating segment to the extent discrete financial information is available that is reviewed by segment management. The Company has evaluated its acquired businesses and related operations in accordance with FASB ASC Topic 350, and has determined that such businesses constitute two reporting units.

For the annual goodwill impairment, the Company has the option of assessing qualitative factors to determine whether it is more likely than not that the carrying amount of a reporting unit exceeds its fair value or performing a quantitative goodwill impairment test. Qualitative factors considered in the assessment include industry and market considerations, the competitive environment, overall financial performance, changing cost factors such as labor costs, and other factors specific to a reporting unit such as change in management or key personnel. If the Company elects to perform the qualitative assessment and concludes that it is more likely than not that the fair value of the reporting unit is more than its carrying amount, then goodwill is not considered impaired and the quantitative impairment test is not necessary. If the Company’s qualitative assessment concludes that it is more likely than not that the fair value of the reporting unit is less than its carrying amount, the Company will perform the quantitative impairment test, which compares the fair value of the reporting unit to its carrying amount. If the fair value of the reporting unit exceeds the carrying amount of the net assets assigned to that reporting unit, goodwill is not considered impaired. However, if the fair value of the reporting unit is lower than the carrying amount of the net assets assigned to the reporting unit, an impairment charge is recognized equal to the excess of the carrying amount over the fair value. Besides goodwill, the Company has no other intangible assets with indefinite lives.

During the Company’s annual impairment test of goodwill in 2020 and 2019, management performed a Step 0 qualitative assessment to determine whether it is more likely than not that the fair value of the reporting units are less than their carrying value. Based on this assessment the Company did not identify any indications of impairment, and no adverse events have occurred since the measurement date.

Capitalized Software Development Costs

The Company capitalizes certain development costs incurred in connection with software development for new products and services. Costs incurred in the preliminary stages of development are expensed as incurred. Once the software has reached the development stage, internal and external costs, if direct and incurred for adding incremental functionality to the Company’s platform, are capitalized until the software is substantially complete and ready for its intended use. Capitalization ceases upon completion of all substantial testing. These software development costs are recorded as part of property and equipment.

Capitalized software development costs are amortized on a straight-line basis to cost of revenues-subscription services over the technology’s estimated useful life, which is generally four years. During the years ended December 31, 2020 and 2019, the Company capitalized $578, and $899, respectively, in software development costs. The Company began amortizing a portion of software development costs associated with completion and use of a new product in 2019 and included approximately $415 and $128 in depreciation and amortization for the years ended December 31, 2020 and 2019, respectively.

Costs incurred in the maintenance and minor upgrade and enhancement of the Company’s software platform without adding additional functionality are expensed as incurred.

Accrued Expenses and Other

Accrued expenses includes items for which vendor invoices have not been received, as well as accrued compensation (including commissions). For the year ended December 31, 2020, the Company had accrued expenses of $11,749, accrued compensation of $9,513, accrued professional services fees and other of $3,569 and accrued expenses associated with the Business Combination of $1,510, which are expected to be paid in the subsequent twelve months. For the year ended December 31, 2019 the Company had accrued expenses of $5,595, accrued compensation of $5,715 and accrued professional fees and other of $3,068.

Business Combinations

 The Company applies the provisions of FASB ASC Topic 805, Business Combinations, in the accounting for its acquisitions. It requires the Company to recognize separately from goodwill the assets acquired and the liabilities assumed at their acquisition date fair values. Goodwill as of the acquisition date is measured as the excess of consideration transferred and the net of the acquisition date fair values of the assets acquired and the liabilities assumed. While the Company uses its best estimates and assumptions to accurately value assets acquired and liabilities assumed at the acquisition date, its estimates are inherently uncertain and subject to refinement. As a result, during the measurement period, which may be up to one year from the acquisition date, the Company records adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the Company’s Statements of Operations and Comprehensive Loss. The direct transaction costs associated with the business combinations are expensed as incurred.

In 2020, the Company adopted the provisions of FASB Accounting Standards Update No. 2015-16, Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments. The amendments in this update require that an acquirer recognize adjustments to provisional amounts that are identified during the measurement period with a corresponding adjustment to goodwill in the reporting period in which the adjustment amounts are determined. The effect on earnings of changes in depreciation, amortization or other income effects, if any, as a result of the change to the provisional amounts will be recorded in the same period’s financial statements, calculated as if the accounting had been completed at the acquisition date. No such adjustments occurred during 2020 or 2019.

Critical estimates in valuing certain intangible assets include but are not limited to future expected cash flows from customer relationships, covenants not to compete and acquired developed technologies, and discount rates. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates.

Other estimates associated with the accounting for acquisitions may change as additional information becomes available regarding the assets acquired and liabilities assumed, as more fully discussed in Note 3.

Leases

The Company occupies all of its operating facilities and offices under various leases, which are accounted for as operating leases in accordance with FASB ASC Topic 840, Leases. The leases include scheduled base rent increases over the term of the leases. The Company recognizes rent expense from operating leases with periods of free and scheduled rent increases on a straight-line basis over the applicable lease term. The Company considers lease renewals when such renewals are reasonably assured. From time to time, the Company may receive construction allowances from its lessors. In accordance with the requirements of FASB ASC Topic 840, these amounts are recorded as deferred liabilities and amortized over the remaining lease term as an adjustment to rent expense. At December 31, 2020 and 2019, the deferred rent liability totaled $2,598 and $2,361, respectively, in the accompanying Balance Sheets. This deferred rent liability consists of an accrual of $99 and $179 in accrued expenses and other at December 31, 2020 and 2019, respectively, and $2,499 and $2,182 of other long-term liabilities at December 31, 2020 and 2019, respectively. As further discussed in Note 12, the Company also has an other long-term liability of $4,794 and $5,181 as of December 31, 2020 and 2019 associated with landlord incentives for leasehold improvements for a leased facility.

The Company leases certain equipment under capital lease agreements. The assets held under capital leases and the related obligations are recorded at the lesser of the present value of aggregate future minimum lease payments, including estimated bargain purchase options, or the fair value of the assets held under capital lease. The related assets are depreciated over the shorter of the terms of the leases, or the estimated useful lives of the assets.

Stock Based Compensation

The Company recognizes expense for the estimated fair value of stock based compensation awards on a straight-line basis over the award’s vesting period. The fair value of equity-based payment awards are estimated on the date of grant using an option-pricing model. The Company determines the fair value of stock options using the Black-Scholes model, which requires the Company to estimate key assumptions such as stock price volatility, expected terms, risk-free interest rates and dividend yield. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s Statements of Operations and Comprehensive Loss.

The Company recognizes compensation expenses for the value of its awards, which have graded vesting based on service conditions, using the straight-line method, over the requisite service period of each of the awards, net of estimated forfeitures.

The Company estimates the fair value of the underlying securities for stock-based awards issued in 2020, 2019 and 2018 on a quarterly basis considering the value indications provided by both the income approach - the discounted cash flow analysis, as well as the market approach - a guideline public company analysis and a guideline transaction analysis. Calculating the fair value of the stock-based options requires the input of subjective assumptions, including the expected term of the stock-based awards and stock price volatility. The Company estimates the expected life of stock options granted based on its historical experience, which the Company believes is representative of the actual characteristics of the awards. The Company estimates the volatility of the common stock on the date of grant based on the historic volatility of comparable companies in its industry. The Company selected the risk-free interest rate based on yields from United States Treasury zero-coupon issues with a term consistent with the expected life of the awards in effect at the time of grant. The Company has never declared nor paid any cash dividends on common stock and has no plan to do so. Consequently, it used an expected dividend yield of zero.

Advertising

The Company expenses the cost of advertising and promotions as incurred. Advertising costs amounted to $143, $24 and $37 in 2020, 2019 and 2018, respectively, and are recorded as a component of Sales and marketing expense in the accompanying statements of operations.

Research and Development

Research and development expense primarily consist of salaries, incentive compensation, stock-based compensation and other personnel-related costs for development, network operations and engineering personnel. Additional expenses include costs related to development, quality assurance and testing of new technology, maintenance and enhancement of the Company’s existing technology and infrastructure, as well as consulting, travel and other related overhead. The Company expenses these costs in the same period that the costs are incurred.

Debt Issuance Costs

The Company incurred certain third party costs in the current and prior years, including the issuance of warrants, in connection with its loan and security agreement. These costs are amortized to interest expense over the term of the loan using the effective interest rate method. The unamortized debt issuance costs as of December 31, 2020 and 2019 are recorded as a reduction of the associated debt in the accompanying Balance Sheets.

Income Taxes

The Company accounts for income taxes under the asset and liability method, which requires deferred tax assets and liabilities to be recognized for the estimated future tax consequences of temporary differences between the financial statement carrying amounts and their respective tax bases, as well as for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which the temporary differences are expected to be reversed. Changes to enacted tax rates would result in either increases or decreases in the provision for income taxes in the period of changes.

The Company reduces the measurement of a deferred tax asset, if necessary, by a valuation allowance if it is more likely than not that the Company will not realize some or all of the deferred tax asset. As a result of the Company’s historical operating performance and the cumulative net losses incurred to date, the Company does not have sufficient objective evidence to support the recovery of the net deferred tax assets. Accordingly, the Company has established a valuation allowance against net deferred tax assets for financial reporting purposes because the Company believes it is not more likely than not that these deferred tax assets will be realized.

The Company records uncertain tax positions on the basis of a two-step process whereby (1) it determines whether it is more likely than not that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position; and (2) for tax positions that meets the more-likely-than-not recognition threshold, the Company recognizes the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement with the relevant tax authority. Significant judgment is required in evaluating the Company’s tax position. Settlement of filing positions that may be challenged by tax authorities could impact the income tax position in the year of resolution. The Company had no material uncertain tax positions at December 31, 2020 and 2019.

The Company classifies interest and penalties related to unrecognized income tax benefits in income tax expense. The Company has not accrued any interest or penalties as of December 31, 2020 and 2019.

Offering Costs

The Company complies with the requirements of the ASC 340-10-S99-1. Offering costs of $2,845 were accrued and unpaid as of December 31, 2020 and consisted principally of professional, printing, filing, regulatory and other costs that will be charged to additional paid-in capital upon completion of the business combination.

Recent Accounting Pronouncements

Accounting pronouncements issued and adopted

On January 1, 2020, the Company adopted ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (“ASU 2016-18”). ASU 2016-18 amends ASC 230 to add or clarify guidance on the classification and presentation of restricted cash in the statement of cash flows. The new standard requires cash and cash equivalents balances on the statement of cash flows to include restricted cash and cash equivalent balances. ASU 2016-18 requires a company to provide appropriate disclosures about its accounting policies pertaining to restricted cash in accordance with GAAP. Additionally, changes in restricted cash and restricted cash equivalents that results from transfers between cash, cash equivalents, and restricted cash and restricted cash equivalents are not to be presented as cash flow activities in the statement of cash flows. The adoption of ASU 2016-18 did not have a material impact on the Company’s financial position, results of operations, cash flows, or disclosures. However, subsequent to the adoption of ASU 2016-18, in connection with our Financing Agreement (Note 8), a cash amount of $3,277 was pledged as security for our outstanding letters of credit and classified as restricted cash in the accompanying December 31, 2020 balance sheet and included in the ending cash, cash equivalents and restricted cash in the statement of cash flows for the twelve months ended December 31, 2020.

In June 2018, the FASB issued ASU 2018-07, Compensation – Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting. The amendments in this update expand the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. An entity should apply the requirements of Topic 718 to nonemployee awards except for specific guidance on inputs to an option pricing model and the attribution of cost (that is, the period of time over which share-based payment awards vest and the pattern of cost recognition over that period). The amendments specify that Topic 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. The amendments also clarify that Topic 718 does not apply to share-based payments used to effectively provide (1) financing to the issuer or (2) awards granted in conjunction with selling goods or services to customers as part of a contract accounted for under Topic 606, Revenue from Contracts with Customers. The new guidance was effective for the Company beginning January 1, 2020 and was not material to the financial statements.

In August 2018, the FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820)”, which modifies, removes and adds certain disclosure requirements on fair value measurements. The new guidance was effective for the Company on January 1, 2020 and was not material to the financial statements.

Accounting pronouncements issued but not yet adopted

In February 2016, the FASB issued Accounting Standards Update 2016-02, Leases (“Topic 842”) which outlines a comprehensive lease accounting model and supersedes the current lease guidance. The new guidance requires lessees to recognize almost all of their leases on the balance sheet by recording a lease liability and corresponding right-of-use assets for all leases with lease terms greater than 12 months. It also changes the definition of a lease and expands the disclosure requirements of lease arrangements. As per the latest ASU 2020-05, issued by FASB, the entities who have not yet issued or made available for issuance the financial statements as of June 3, 2020 can defer the new guidance for one year, thus the Company expects to adopt this guidance for the annual reporting period beginning January 1, 2022, and interim reporting periods within annual reporting period beginning January 1, 2023, and will require application of the new accounting guidance at the beginning of the earliest comparative period presented in the year of adoption, although it may be required to adopt this guidance effective for the year ended December 31, 2021. The Company is in the process of evaluating the impact that the pronouncement will have on the financial statements.

In June 2016, FASB issued ASU 2016-13 Financial Instruments - Credit Losses (Topic 326) Measurement of Credit Losses on Financial Instruments. ASU 2016-13 requires an entity to utilize a new impairment model known as the current expected credit loss (“CECL”) model to estimate its lifetime “expected credit loss” and record an allowance that, when deducted from the amortized cost basis of the financial asset, presents the net amount expected to be collected on the financial asset. The CECL model is expected to result in more timely recognition of credit losses. ASU 2016-13 also requires new disclosures for financial assets measured at amortized cost, loans and available-for-sale debt securities. As per the latest ASU 2020-02, FASB deferred the timelines for certain small public and private entities, thus the new guidance will be adopted by the Company for the annual reporting period beginning January 1, 2023, including interim periods within that annual reporting period. The standard will apply as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is adopted. The Company is in the process of evaluating the impact of the adoption of ASU 2016-13 on the financial statements.

In January 2017, the FASB issued ASU No. 2017-04, “Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment” which simplifies the accounting for goodwill impairment by removing Step 2 of the goodwill impairment test and requires an entity to write down the carrying value of goodwill up to the amount by which the carrying amount of a reporting unit exceeds its fair value. The standard is effective for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years and early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company is currently evaluating the impact of this standard on the financial statements.

In August 2018, the FASB issued ASU 2018-15, “Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that Is a Service Contract,” which aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). This new guidance will be effective for the Company for annual reporting period beginning January 1, 2021 and interim periods beginning January 1, 2022. The Company is currently evaluating the impact that the pronouncement will have on the financial statements.

In November 2019, the FASB Issued ASU 2019-08, Compensation - Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting, which requires share-based payment awards granted to a customer to be measured and classified in accordance with Topic 718. Accordingly, the amount that will be recorded as a reduction in the transaction price should be based on the grant-date fair value of the share-based payment award. As an emerging growth company, ASU 2019-08 may be adopted by the Company effective in fiscal years beginning after December 15, 2019, and interim periods within annual periods beginning after December 15, 2020; however, early adoption is permitted. This new guidance will be effective for the Company for annual reporting period beginning January 1, 2021 and interim periods beginning January 1, 2022. The Company is currently evaluating the impact that the pronouncement will have on the financial statements.

In December 2019, the FASB issued Accounting Standards Update (“ASU”) 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes.” The ASU is intended to simplify various aspects related to accounting for income taxes. The Company is expecting to adopt the guidance from annual periods beginning after December 15, 2021 and interim period beginning December 15, 2022. The Company is currently evaluating the impact that the pronouncement will have on the financial statements.

In August 2020, the FASB issued ASU 2020-06, “Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40)” to simplify the accounting for convertible instruments by eliminating large sections of the existing guidance and eliminating several triggers for derivative accounting, including a requirement to settle certain contracts by delivering registered shares. This update is effective for fiscal years beginning after December 15, 2021, including interim periods within those years, and early adoption is permitted for years beginning after December 15, 2020. The Company is currently evaluating the impact that the pronouncement will have on the financial statements.